DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of disclosure of derivative financial instruments

USDm	2020	2019
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements	(3.2)	(0.3)
Bunker swaps	4.5	0.0

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts	2.0	(0.4)
Interest rate swaps	(23.5)	(11.1)
Fair value of derivatives as of 31 December	(20.2)	(11.8)

Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2020
Offsetting financial assets and financial liabilities:
Gross amount	9.9	(30.1)
Offsetting amount	(5.4)	5.4
Net amount presented in the statement of financial position	4.5	(24.7)

	Financial	Financial
USDm	assets	liabilities
2019
Offsetting financial assets and financial liabilities:
Gross amount	0.7	(12.5)
Offsetting amount	(0.2)	0.2
Net amount presented in the statement of financial position	0.5	(12.3)

Schedule of disclosure of derivative financial instruments with the notional values

Hedge accounting			Expected maturity
	Notional
2020	value	Unit	2021	2022	After 2022
Forward exchange contracts (USD/DKK) ¹⁾	231.5	DKKm	231.5	—	—
Interest rate swaps ²⁾	757.5	USDm	318.0	84.0	355.5
Bunker swaps ³⁾	19,783	MT	19,783	—	—

1)    The average hedge of USD/DKK currency was 6,4.

2)    The average interest rate was 2.11% plus margin.

2)    The average price of the hedging instruments was USD 326.9.

Hedge accounting			Expected maturity
	Notional
2019	value	Unit	2020	2021	After 2021
Forward exchange contracts (USD/DKK) ¹⁾	222.5	DKKm	222.5	—	—
Interest rate swaps ²⁾	597.8	USDm	120.5	239.5	237.8
Bunker swaps 3)	4,725	MT	4,725	—	—

1)    The average hedge of USD/DKK currency was 6,5.

2)    The average interest rate was 2.33% plus margin.

2)    The average price of the hedging instruments was USD 652.0

Schedule of realized amounts and fair value adjustments for derivative financial instruments

The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2020, 2019 and 2018.

						Other
						comprehensive
	Income statement					income	Equity
		Port expenses,					Hedging reserves
		bunkers and		Operating	Administrative	Adjustment to	as of 31
USDm	Revenue	commissions	Financial items	expenses	expenses	hedging reserve	December
2020
Forward freight agreements	1.9					—	—
Bunker swaps		2.9				1.1	0.8
Forward exchange contracts				(0.1)	0.1	2.4	2.0
Interest rate swaps			(5.7)			(12.4)	(23.5)
Total	1.9	2.9	(5.7)	(0.1)	0.1	(8.9)	(20.7)

2019
Forward freight agreements	0.4	—	—	—	—	(0.5)	—
Bunker swaps	—	(0.1)	—	—	—	0.9	(0.3)
Forward exchange contracts	—	—	—	(2.0)	(1.5)	1.4	(0.4)
Interest rate swaps	—	—	2.1	—	—	(13.8)	(11.1)
Total	0.4	(0.1)	2.1	(2.0)	(1.5)	(12.0)	(11.8)

2018
Forward freight agreements	(2.1)	—	—	—	—	0.9	0.5
Bunker swaps	—	1.1	—	—	—	(2.0)	(1.2)
Forward exchange contracts	—	—	—	0.1	0.2	(3.7)	(1.8)
Interest rate swaps	—	—	1.0	—	—	(2.3)	2.8
Total	(2.1)	1.1	1.0	0.1	0.2	(7.1)	0.3

1)    Fair value adjustments on hedging instruments added to the hedging reserves for interest rate swaps, are for 2020 USD -18.1, for 2019 -11.7m and for 2018 USD -1.3m.

[2]⁾    The hedging reserves as of 31 December of the derivatives used for cash flow hedge is equal to the entire fair value of the hedge instruments as no ineffectiveness has been identified and the reserve includes open hedge instruments, only.